Eaton Vance
South Carolina Municipal Income Fund
May 31, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 99.1%
Security	Principal Amount (000's omitted)	Value
Education — 4.6%
Clemson University, SC:
5.00%, 5/1/42	$50	$ 53,162
5.00%, 5/1/44	120	126,221
5.00%, 5/1/55	100	103,044
Florence County, SC, (Savannah Grove Infrastructure):
4.00%, 12/1/40	965	878,693
4.00%, 12/1/41	290	260,348
4.00%, 12/1/43	465	411,179
4.125%, 12/1/45	140	122,532
4.25%, 12/1/49	910	794,987
South Carolina Jobs-Economic Development Authority, (Carolina Voyager), 5.00%, 6/15/44(1)	2,000	1,919,262
South Carolina Jobs-Economic Development Authority, (Wofford College), 5.00%, 4/1/49	1,000	987,413
University of South Carolina, 5.00%, 5/1/46	2,485	2,541,705
		$ 8,198,546
Electric Utilities — 9.2%
Rock Hill, SC, Combined Utility System Revenue:
4.00%, 1/1/49	$2,280	$ 2,002,066
5.00%, 1/1/47	4,950	4,955,785
South Carolina Public Service Authority:
4.00%, 12/1/42	2,960	2,703,947
5.00%, 12/1/43	1,000	1,017,836
5.25%, 12/1/54	2,920	2,965,356
5.50%, 12/1/40	1,500	1,614,696
South Carolina Public Service Authority, (Santee Cooper), 5.00%, 12/1/45	1,330	1,340,971
		$ 16,600,657
General Obligations — 13.4%
Dorchester County School District No. 4, SC:
5.00%, 3/1/46	$1,510	$ 1,561,438
5.00%, 3/1/47	2,060	2,124,956
Florence County, SC, 4.00%, 2/1/45	25	22,785
Fort Mill School District No. 4, SC, 4.00%, 3/1/39	3,175	3,080,731
Oconee County, SC:
5.00%, 4/1/42	2,195	2,310,651
5.00%, 4/1/43	1,900	1,990,929
Puerto Rico:
5.625%, 7/1/29	500	524,128
5.75%, 7/1/31	1,250	1,338,297
South Carolina, (Clemson University), 5.00%, 4/1/38	5,000	5,417,844
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Spartanburg County School District No. 4, SC, 5.25%, 3/1/52	$4,740	$ 4,914,220
Spartanburg County School District No. 5, SC, 4.00%, 3/1/43	850	794,080
		$ 24,080,059
Hospital — 22.0%
Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System):
(SPA: JPMorgan Chase Bank, N.A.), 2.95%, 1/15/37(2)	$1,500	$ 1,500,000
(SPA: JPMorgan Chase Bank, N.A.), 2.95%, 1/15/38(2)	1,500	1,500,000
Greenville Health System, SC, 5.00%, 5/1/39	2,445	2,412,758
Greenwood, SC, (Self Regional Healthcare), 4.00%, 10/1/39	1,195	1,139,575
Lexington County Health Services District, Inc., SC, (Lexington Medical Center), 5.00%, 11/1/41	5,565	5,540,260
South Carolina Jobs-Economic Development Authority, (Anmed Health):
4.00%, 2/1/43	2,000	1,859,669
5.00%, 2/1/38	2,405	2,406,924
Prerefunded to 2/1/26, 5.00%, 2/1/38	595	602,351
South Carolina Jobs-Economic Development Authority, (Beaufort Memorial Hospital and South of Broad Healthcare):
5.00%, 11/15/34	350	359,320
5.50%, 11/15/44	2,125	2,126,451
South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.):
4.00%, 12/1/44	1,495	1,330,270
5.00%, 10/1/37	1,000	1,054,597
5.00%, 12/1/46	2,750	2,752,009
5.25%, 11/1/43	575	595,818
South Carolina Jobs-Economic Development Authority, (McLeod Health):
4.25%, 11/1/54	1,940	1,705,126
5.25%, 11/1/54(3)	2,000	2,070,180
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group), 5.50%, 11/1/48	2,750	2,859,583
South Carolina Jobs-Economic Development Authority, (Prisma Health Obligated Group):
5.00%, 5/1/36	1,500	1,530,697
(LOC: TD Bank, N.A.), 3.00%, 5/1/48(2)	2,180	2,180,000
(LOC: TD Bank, N.A.), 3.00%, 5/1/48(2)	4,130	4,130,000
		$ 39,655,588

Eaton Vance
South Carolina Municipal Income Fund
May 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing — 5.8%
Greenville Housing Authority, SC, (Cherokee Landing Apartments), (FNMA), 4.91%, 7/1/43	$615	$ 609,710
South Carolina Housing Finance and Development Authority:
4.20%, 7/1/42	480	459,756
4.375%, 7/1/44	2,990	2,907,265
4.75%, 7/1/43	865	849,595
(FHLMC), (FNMA), (GNMA), 4.65%, 7/1/50	925	892,695
(FHLMC), (FNMA), (GNMA), 6.00%, 1/1/31(4)	250	278,961
(FHLMC), (FNMA), (GNMA), 6.00%, 7/1/31(4)	275	309,153
(FHLMC), (FNMA), (GNMA), 6.00%, 1/1/32(4)	200	225,923
(FHLMC), (FNMA), (GNMA), 6.00%, 7/1/32(4)	200	227,251
(FHLMC), (FNMA), (GNMA), 6.00%, 1/1/33(4)	150	171,090
(FHLMC), (FNMA), (GNMA), 6.00%, 7/1/33(4)	150	171,982
(FNMA), 4.80%, 5/1/43	1,000	978,377
South Carolina Jobs-Economic Development Authority, (Foothill Affordable Housing Foundation - Paddock Club and Fairways), (FHLMC), 4.00% to 3/1/35 (Put Date), 3/1/62	2,500	2,389,861
		$ 10,471,619
Industrial Development Revenue — 2.2%
South Carolina Jobs-Economic Development Authority, (International Paper Co.), (AMT), 4.00% to 4/1/26 (Put Date), 4/1/33	$4,000	$ 4,007,304
		$ 4,007,304
Insured - Education — 2.3%
College of Charleston, SC:
(AGC), 4.125%, 4/1/42	$2,060	$ 1,966,302
(AGC), 4.25%, 4/1/43	2,230	2,136,882
		$ 4,103,184
Insured - Electric Utilities — 5.0%
Greer, SC, Combined Utility System:
(BAM), 4.00%, 9/1/44	$25	$ 22,916
(BAM), 5.00%, 9/1/42	1,600	1,675,588
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	1,075	1,074,119
(NPFG), 5.25%, 7/1/32	1,350	1,333,360
(NPFG), 5.25%, 7/1/34	1,820	1,770,013
South Carolina Public Service Authority, (BAM), 4.00%, 12/1/52	3,610	3,152,331
		$ 9,028,327
Security	Principal Amount (000's omitted)	Value
Insured - Utilities — 1.7%
Greer, SC, Combined Utility System:
(AMBAC), 5.50%, 9/1/27	$875	$ 908,133
(AMBAC), 5.50%, 9/1/32	1,900	2,067,933
		$ 2,976,066
Lease Revenue/Certificates of Participation — 5.2%
Florence County School District No. 3, SC:
4.00%, 12/1/39	$1,425	$ 1,337,497
4.00%, 12/1/41	1,200	1,106,714
Georgetown County Scago Public Facilities Corp., SC, 4.00%, 6/1/43	1,000	920,926
Greer, SC, (Corporation ForGreer):
4.00%, 9/1/45	1,270	1,147,733
4.125%, 9/1/49	800	715,131
Lancaster County Public Facilities Corp., SC, 5.00%, 6/1/43	1,500	1,535,012
Laurens County Public Facilities Authority, SC:
4.00%, 9/1/43	300	276,050
5.00%, 9/1/49	2,250	2,321,251
		$ 9,360,314
Other Revenue — 0.8%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	$1,400	$ 1,474,547
		$ 1,474,547
Senior Living/Life Care — 5.2%
South Carolina Jobs-Economic Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/47	$1,000	$ 952,312
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community):
4.00%, 4/1/49	1,240	1,001,437
4.00%, 4/1/54	795	619,663
5.00%, 4/1/54	2,980	2,789,951
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island), 7.50%, 11/15/53	1,000	1,037,518
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):
5.00%, 4/1/29	640	646,056
5.00%, 4/1/38	1,000	987,247
5.00%, 4/1/48	1,000	910,314
South Carolina Jobs-Economic Development Authority, (The Woodlands at Furman), 5.25%, 11/15/37	500	503,810
		$ 9,448,308

Eaton Vance
South Carolina Municipal Income Fund
May 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 2.1%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$200	$ 195,946
Anderson, SC, (Hospitality Fee), 4.00%, 2/1/40	195	182,290
Greenville County, SC, Road Fee Revenue, 4.00%, 4/1/43	750	698,772
Myrtle Beach, SC, (Hospitality Fee), 4.00%, 6/1/42	210	195,664
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,765	2,597,871
		$ 3,870,543
Transportation — 7.0%
Charleston County Airport District, SC:
5.00%, 7/1/41	$480	$ 504,963
5.25%, 7/1/54	1,525	1,576,996
(AMT), 5.25%, 7/1/49	1,000	1,015,455
Greenville-Spartanburg Airport District, SC, 5.25%, 7/1/54	2,500	2,566,704
South Carolina Ports Authority:
(AMT), 5.00%, 7/1/43	1,170	1,170,825
(AMT), 5.00%, 7/1/44	5,705	5,708,885
		$ 12,543,828
Water and Sewer — 12.6%
Aiken, SC, 5.00%, 8/1/53	$1,000	$ 1,022,099
Anderson County, SC, Sewer System Revenue, 4.00%, 8/1/43	435	400,377
Beaufort-Jasper Water and Sewer Authority, SC:
4.00%, 3/1/50	2,440	2,146,090
5.00%, 3/1/44	750	785,901
Charleston, SC, Waterworks and Sewer System Revenue, 5.00%, 1/1/47	2,500	2,589,335
Clemson, SC, Water and Sewer System Revenue, 4.00%, 6/1/49	985	863,830
Columbia, SC, Waterworks and Sewer System Revenue, 5.00%, 2/1/47	5,360	5,501,566
Florence, SC, Combined Waterworks and Sewerage System Revenue:
3.00%, 9/1/37	1,540	1,348,097
4.25%, 9/1/48	3,425	3,157,606
Greenville County Metropolitan Sewer Subdistrict, SC:
4.00%, 6/1/49	640	561,270
5.00%, 6/1/42	340	360,140
Renewable Water Resources, SC, Sewer System Revenue, 4.00%, 4/1/44	1,925	1,831,707
South Island Public Service District, SC:
4.00%, 4/1/49	1,160	1,026,743
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
South Island Public Service District, SC: (continued)
5.00%, 4/1/47	$1,000	$ 1,026,908
		$ 22,621,669
Total Tax-Exempt Municipal Obligations (identified cost $183,221,583)		$178,440,559

Taxable Municipal Obligations — 0.5%
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.2%
Florence Public Facilities Corp., SC, 3.086%, 11/1/40	$500	$ 384,547
		$ 384,547
Student Loan — 0.3%
South Carolina Student Loan Corp., 3.593%, 12/1/39	$450	$ 447,449
		$ 447,449
Total Taxable Municipal Obligations (identified cost $950,000)		$ 831,996
Total Investments — 99.6% (identified cost $184,171,583)		$179,272,555
Other Assets, Less Liabilities — 0.4%		$ 810,165
Net Assets — 100.0%		$180,082,720
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2025, the aggregate value of these securities is $2,115,208 or 1.2% of the Fund's net assets.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at May 31, 2025.
(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(4)	When-issued security.

Eaton Vance
South Carolina Municipal Income Fund
May 31, 2025
Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2025, 9.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.7% to 2.7% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement
The Fund did not have any open derivative instruments at May 31, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$178,440,559	$ —	$178,440,559
Taxable Municipal Obligations	—	831,996	—	831,996
Total Investments	$ —	$179,272,555	$ —	$179,272,555
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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